Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended		77 Months Ended	80 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Consulting fees	167,750	6,250	430,476	99,960	1,892,019	2,059,769
Research and development fees	115,250	27,000	332,692	73,335	2,258,109	2,373,359
Patent legal fees	59,887	52,303	71,812	61,467	386,557	446,444
General and administrative	51,907	10,774	49,809	28,976	113,346	165,253
Depreciation and amortization	5,152	5,151	20,607	20,605	83,482	88,634
Total operating expenses	399,946	101,478	905,396	284,343	4,733,513	5,133,459
Loss from operations	(399,946)	(101,478)	(905,396)	(284,343)	(4,733,513)	(5,133,459)
Other income (expense):
Interest (expense) income, net	0	(324)	(524)	18	3,204	3,204
Other expense	0	0	0	(1,946)	(6,558)	(6,558)
Total other expense	0	(324)	(524)	(1,928)	(3,354)	(3,354)
Net loss	$ (399,946)	$ (101,802)	$ (905,920)	$ (286,271)	$ (4,736,867)	$ (5,136,813)
Net Loss Per Share - Basic and Diluted (in Dollars per share)	$ (0.01)	$ 0.00	$ (0.01)	$ 0.00
Weighted Average Number of Common Shares Outstanding - Basic and Diluted (in Shares)	77,054,511	66,591,496	67,504,224	65,242,612